Property and Equipment (Policies)	12 Months Ended
Dec. 31, 2021
Property and Equipment
Property and Equipment

Accounting policy

Property and equipment items are measured are the historical purchase or construction cost, less accumulated depreciation. When applicable, impairment losses are recognized directly in profit or loss for the year.

Costs include expenditure directly attributable to the purchase of an asset. The costs of internally generated assets include the costs of materials and direct labor, any other costs to bring the asset to the required location and conditions necessary to operate as expected by management. The replacement cost of a property and equipment item is recognized in its carrying value when it is probable that the economic benefits associated with such item will flow to the Company and its cost can be reliably measured. The costs of day-to-day maintenance of property and equipment are recognized in the Statement of Income as incurred, such as: removal of equipment from the point of sale, repair, reinstallation, freight, and other costs.

An item of property and equipment is written off when sold or when no future economic benefits are expected from its use or sale. Any gain or loss arising on the write-off of an asset (determined as the difference between sales proceeds and the carrying amount of the asset) is recognized in the income statement for the year in which the asset is written off.

Getnet’s main property and equipment are point-of-sale (“POS”) terminals, valued for a useful life of three years. This useful life was defined taking into consideration the maintenance performed during the use of the equipment, the lack of spare parts, the technological changes occurred and in progress, and the economic environment in which they operate, considering the planning and other idiosyncrasies of Getnet’s business and the increase in production (data capture and processing transactions by the merchants).

The costs incurred internally and with third parties directly attributable to the installation of the POSs are allocated as property and equipment.

Depreciation is calculated on the purchase cost of the asset, plus all costs incurred to bring the asset to the operating conditions expected by management, less its residual value, if any. To calculate depreciation, the Company’s estimates the useful life of each class of tangible assets. This estimate most appropriately reflects the pattern of consumption of the future economic benefits embodied in that class of assets. Depreciation expenses are recognized in the Statement of Income on a straight-line basis. Company doesn’t identify changes in the useful life of your assets comparing to last year.